Current Liabilities - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Liabilities, Current [Abstract]
Book overdrafts	$ 89.8	$ 139.2
Dividends payable, current	$ 123.4	$ 121.8